Related Party Transactions (Details) - USD ($)							3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended
	Feb. 24, 2025	Feb. 11, 2025	Apr. 27, 2023	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	May 08, 2025	May 31, 2024	Jan. 10, 2024	Jun. 15, 2023	Dec. 22, 2021
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Cancellation shares of common stock (in Shares)								11,896
Convertible loans							$ 49,971,000	$ 49,971,000		$ 45,921,000	$ 38,185,000	$ 49,971,000
Nature of Common Ownership or Management Control Relationships					4,743,750
NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price										$ 661,012
Aggregate shares (in Shares)								52,784
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Cancellation shares of common stock (in Shares)					862,500
Common stock exceeds per share (in Dollars per share)								12		$ 12
Number of trading days		10 years
Principal amount														$ 2,500,000	$ 1,500,000
Common stock price (in Dollars per share)							$ 2.22	$ 2.22				$ 2.22		$ 2.22	$ 2.22
Outstanding amount							$ 1,919,796	$ 1,919,796		$ 1,919,796		$ 1,919,796
Convertible loans							1,500,000	1,500,000		1,500,000		1,500,000
Conversion price (in Dollars per share)		$ 10											$ 1.25
Administrative service fee							$ 0	$ 0	$ 0	0	30,000	$ 0
Expenses incurred and paid										50,000	$ 50,000
Percentage of original issue discount		10.00%						10.00%
Change in fair value of securities purchase agreement								$ 193,878		$ 0
Paid costs	$ 8,820
NorthView Acquisition Corp [Member] | Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Conversion price (in Dollars per share)							$ 1	$ 1		$ 1		$ 1
NorthView Acquisition Corp [Member] | Ascent Note [Member]
Related Party Transactions (Details) [Line Items]
Senior secured convertible promissory notes		$ 22,222,222
Purchase price		$ 20,000,000
Percentage of original issue discount		10.00%
NorthView Acquisition Corp [Member] | PIPE Convertible Note [Member]
Related Party Transactions (Details) [Line Items]
Number of trading days								10 years
Conversion price (in Dollars per share)							$ 10	$ 10				$ 10
Senior secured convertible promissory notes							$ 10,000,000	$ 10,000,000				$ 10,000,000
Purchase price								$ 9,000,000
Maturity of convertible note								18 months
Percentage of lowest volume-weighted average price							95.00%	95.00%				95.00%
NorthView Acquisition Corp [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)																	$ 11.5
Business Combination [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)																$ 2
Business combination								$ 1,299,040		$ 791,407
Sponsor [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price						$ 25,000
Price per share (in Dollars per share)						$ 0.005
Sponsor amount			$ 1,200,000
Sponsor [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)			$ 1
Related Party [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Convertible promissory note							$ 10,288,111	10,288,111		8,908,052		$ 10,288,111
Founder Shares [Member] | Sponsor [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price						$ 25,000
Price per share (in Dollars per share)						$ 0.005
Aggregate shares (in Shares)						5,175,000
Common stock, par value (in Dollars per share)						$ 0.0001
Aggregate number of shares owned (in Shares)				4,743,750
Administrative Support Agreement [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Expenses per month								5,000		5,000
Founder Shares [Member] | Sponsor [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price						$ 25,000
Price per share (in Dollars per share)						$ 0.005
Aggregate shares (in Shares)						5,175,000
Common stock, par value (in Dollars per share)						$ 0.0001
Sponsor [Member] | Related Party [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Due to related party							$ 50,000	$ 50,000		$ 50,000		$ 50,000
Minimum [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Number of trading days								20 days		20 days
Maximum [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Number of trading days								30 days		30 days
Common Stock [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Common stock, description					On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock					On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)																	$ 10
Forfeiture shares (in Shares)								618,750		618,750
Over-Allotment Option [Member] | NorthView Acquisition Corp [Member] | Warrant [Member]
Related Party Transactions (Details) [Line Items]
Warrant price per share (in Dollars per share)							$ 11.5	$ 11.5		$ 11.5		$ 11.5